Fair value of financial instruments (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
Disclosure of assets and liabilities held at fair value, disaggregated by valuation technique and by product type	The following table shows assets and liabilities that are held at fair value disaggregated by the fair value hierarchy and balance sheet classification:

Assets and liabilities held at fair value
	2025				2024
	Valuation techniques used				Valuation techniques used
	Quoted market price	Observable inputs	Significant unobservable inputs		Quoted market price	Observable inputs	Significant unobservable inputs
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Barclays Bank Group	£m	£m	£m	£m	£m	£m	£m	£m
Trading portfolio assets	110,773	68,623	10,347	189,743	77,581	78,548	10,115	166,244
Financial assets at fair value through the income statement	5,015	173,801	6,186	185,002	3,463	182,391	5,991	191,845
Derivative financial assets	108	250,374	1,710	252,192	101	290,182	2,073	292,356
Financial assets at fair value through other comprehensive income	31,640	8,110	3,068	42,818	19,021	28,315	3,674	51,010
Investment property	—	—	43	43	—	—	9	9
Total assets	147,536	500,908	21,354	669,798	100,166	579,436	21,862	701,464
Trading portfolio liabilities	(42,009)	(14,733)	(87)	(56,829)	(27,033)	(28,754)	(395)	(56,182)
Financial liabilities designated at fair value	(1,702)	(286,972)	(4,853)	(293,527)	(181)	(276,355)	(3,241)	(279,777)
Derivative financial liabilities	(93)	(237,599)	(3,065)	(240,757)	(86)	(276,064)	(3,181)	(279,331)
Total liabilities	(43,804)	(539,304)	(8,005)	(591,113)	(27,300)	(581,173)	(6,817)	(615,290)

Disclosure of Level 3 assets	The following table shows Barclays Bank Group’s Level 3 assets and liabilities that are held at fair value disaggregated by product type. Product type is broadly similar for Barclays Bank PLC.

As at 31 December 2025	Loans	Corporate debt	Asset backed securities	Government and Government sponsored debt	Private equity invest- ments	Issued debt	Reverse repurchase and repurchase agreements	Interest rate derivatives	Equity derivatives	Other products[1]	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Trading portfolio assets	5,667	1,849	874	1,513	—	—	—	—	—	444	10,347
Financial assets at fair value through the income statement	4,620	905	188	33	268	—	97	—	—	75	6,186
Derivative financial assets	—	—	—	—	—	—	—	759	520	431	1,710
Financial assets at fair value through other comprehensive income	2,235	25	756	52	—	—	—	—	—	—	3,068
Investment property	—	—	—	—	—	—	—	—	—	43	43
Total assets	12,522	2,779	1,818	1,598	268	—	97	759	520	993	21,354
Trading portfolio liabilities	—	(36)	—	(34)	—	—	—	—	—	(17)	(87)
Financial liabilities designated at fair value	—	—	—	—	—	(3,760)	(887)	—	—	(206)	(4,853)
Derivative financial liabilities	—	—	—	—	—	—	—	(612)	(1,602)	(851)	(3,065)
Total liabilities	—	(36)	—	(34)	—	(3,760)	(887)	(612)	(1,602)	(1,074)	(8,005)

As at 31 December 2024	Loans	Corporate debt	Asset backed securities	Government and Government sponsored debt	Private equity investments	Issued debt	Reverse repurchase and repurchase agreements	Interest rate derivatives	Equity derivatives	Other products[1]	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Trading portfolio assets	6,146	1,590	991	1,018	—	—	—	—	—	370	10,115
Financial assets at fair value through the income statement	3,991	913	139	35	219	—	539	—	—	155	5,991
Derivative financial assets	—	—	—	—	—	—	—	1,193	477	403	2,073
Financial assets at fair value through other comprehensive income	2,858	47	757	12	—	—	—	—	—	—	3,674
Investment property	—	—	—	—	—	—	—	—	—	9	9
Total assets	12,995	2,550	1,887	1,065	219	—	539	1,193	477	937	21,862
Trading portfolio liabilities	—	(374)	(6)	—	—	—	—	—	—	(15)	(395)
Financial liabilities designated at fair value	—	—	—	—	—	(1,842)	(1,379)	—	—	(20)	(3,241)
Derivative financial liabilities	—	—	—	—	—	—	—	(1,013)	(1,219)	(949)	(3,181)
Total liabilities	—	(374)	(6)	—	—	(1,842)	(1,379)	(1,013)	(1,219)	(984)	(6,817)
Note
1Other products include certificate of deposits, funds and fund-linked products, equity cash products, investment property, credit derivatives and foreign exchange derivatives.
The following table summarises the movements in the Level 3 balances during the year. Transfers have been reflected as if they had taken place at the beginning of the year.
Asset and liability transfers between Level 2 and Level 3 are primarily due to i) an increase or decrease in observable market activity related to an input or ii) a change in the significance of the unobservable input, with assets and liabilities classified as
Level 3 if an unobservable input is deemed significant.

Analysis of movements in Level 3 assets and liabilities
	As at 1 January 2025					Total gains and (losses) in the period recognised in the income statement		Total gains and (losses) in the period recognised in OCI	Transfers		As at 31 Dec 2025
		Purchases	Sales	Issues	Settlements	Trading income[2]	Other income		In	Out
Barclays Bank Group	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Trading portfolio assets	10,115	5,810	(4,157)	—	(1,554)	151	—	—	382	(400)	10,347
Financial assets at fair value through the income statement	5,991	2,705	(1,156)	—	(1,232)	14	(22)	—	59	(173)	6,186
Financial assets at fair value through other comprehensive income	3,674	895	(591)	—	(1,030)	4	(2)	—	118	—	3,068
Investment property	9	34	—	—	—	—	—	—	—	—	43
Trading portfolio liabilities	(395)	(55)	25	—	352	2	—	—	(28)	12	(87)
Financial liabilities designated at fair value	(3,241)	—	29	(503)	1,020	43	—	—	(2,954)	753	(4,853)
Net derivative financial instruments[1]	(1,108)	(447)	221	—	—	(44)	1	—	3	19	(1,355)
Total	15,045	8,942	(5,629)	(503)	(2,444)	170	(23)	—	(2,420)	211	13,349

Analysis of movements in Level 3 assets and liabilities
	As at 1 January 2024					Total gains and (losses) in the period recognised in the income statement		Total gains and (losses) in the period recognised in OCI	Transfers		As at 31 Dec 2024
		Purchases	Sales	Issues	Settlements	Trading income[2]	Other income		In	Out
Barclays Bank Group	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Trading portfolio assets	6,509	5,848	(1,817)	—	(865)	(9)	—	—	775	(326)	10,115
Financial assets at fair value through the income statement	5,368	2,540	(1,524)	—	(582)	—	56	—	206	(73)	5,991
Financial assets at fair value through other comprehensive income	776	3,116	(43)	—	—	3	22	—	—	(200)	3,674
Investment property	2	9	(2)	—	—	—	—	—	—	—	9
Trading portfolio liabilities	(368)	(26)	20	—	—	(7)	—	—	(15)	1	(395)
Financial liabilities designated at fair value	(1,212)	(409)	—	(1,147)	143	(74)	—	—	(892)	350	(3,241)
Net derivative financial instruments[1]	(1,113)	(571)	(7)	—	(15)	(66)	—	—	163	501	(1,108)
Total	9,962	10,507	(3,373)	(1,147)	(1,319)	(153)	78	—	237	253	15,045
Notes
1The derivative financial instruments are represented on a net basis. On a gross basis, derivative financial assets are £1,710m (2024: £2,073m) and derivative financial liabilities are £(3,065)m (2024: £(3,181)m).
2Trading income represents gains and losses on Level 3 financial instruments which in the majority are offset by losses and gains on financial instruments disclosed in Level 2.
The following table shows the fair value of financial assets and liabilities measured at amortised cost on Barclays Bank
Group’s and Barclays Bank PLC's balance sheet disaggregated by the fair value hierarchy and balance sheet classification.
The fair value is an estimate of the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. As a wide range of valuation techniques are available, it may not be appropriate to directly compare this fair value information to independent market sources or other financial institutions. Different valuation methodologies and assumptions can have a significant impact on fair values which are based on unobservable inputs.

Barclays Bank Group	2025					2024
	Carrying amount	Fair value	Level 1	Level 2	Level 3	Carrying amount	Fair value	Level 1	Level 2	Level 3
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Financial assets
Debt securities at amortised cost	55,153	54,165	31,675	19,043	3,447	50,227	49,400	18,307	29,509	1,584
Loans and advances at amortised cost	150,786	152,780	7,365	67,077	78,338	144,827	146,369	6,791	67,601	71,977
Reverse repurchase agreements and other similar secured lending	17,662	17,662	—	17,662	—	3,393	3,393	—	3,393	—
Assets included in disposal groups classified as held for sale	5,801	6,065	—	—	6,065	9,544	9,628	—	3,520	6,108
Financial liabilities
Deposits at amortised cost	(344,751)	(344,803)	(215,669)	(128,205)	(929)	(319,376)	(319,135)	(203,393)	(115,172)	(570)
Repurchase agreements and other similar secured borrowing	(18,651)	(18,651)	—	(18,651)	—	(29,397)	(29,397)	—	(29,397)	—
Debt securities in issue	(57,229)	(57,170)	—	(56,343)	(827)	(35,803)	(35,745)	—	(34,612)	(1,133)
Subordinated liabilities	(45,239)	(47,511)	—	(46,850)	(661)	(41,875)	(43,030)	—	(42,189)	(841)
Liabilities included in disposal groups classified as held for sale	—	—	—	—	—	(3,647)	(3,647)	—	(3,647)	—

Disclosure of Level 3 liabilities	The following table shows Barclays Bank Group’s Level 3 assets and liabilities that are held at fair value disaggregated by product type. Product type is broadly similar for Barclays Bank PLC.

As at 31 December 2025	Loans	Corporate debt	Asset backed securities	Government and Government sponsored debt	Private equity invest- ments	Issued debt	Reverse repurchase and repurchase agreements	Interest rate derivatives	Equity derivatives	Other products[1]	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Trading portfolio assets	5,667	1,849	874	1,513	—	—	—	—	—	444	10,347
Financial assets at fair value through the income statement	4,620	905	188	33	268	—	97	—	—	75	6,186
Derivative financial assets	—	—	—	—	—	—	—	759	520	431	1,710
Financial assets at fair value through other comprehensive income	2,235	25	756	52	—	—	—	—	—	—	3,068
Investment property	—	—	—	—	—	—	—	—	—	43	43
Total assets	12,522	2,779	1,818	1,598	268	—	97	759	520	993	21,354
Trading portfolio liabilities	—	(36)	—	(34)	—	—	—	—	—	(17)	(87)
Financial liabilities designated at fair value	—	—	—	—	—	(3,760)	(887)	—	—	(206)	(4,853)
Derivative financial liabilities	—	—	—	—	—	—	—	(612)	(1,602)	(851)	(3,065)
Total liabilities	—	(36)	—	(34)	—	(3,760)	(887)	(612)	(1,602)	(1,074)	(8,005)

As at 31 December 2024	Loans	Corporate debt	Asset backed securities	Government and Government sponsored debt	Private equity investments	Issued debt	Reverse repurchase and repurchase agreements	Interest rate derivatives	Equity derivatives	Other products[1]	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Trading portfolio assets	6,146	1,590	991	1,018	—	—	—	—	—	370	10,115
Financial assets at fair value through the income statement	3,991	913	139	35	219	—	539	—	—	155	5,991
Derivative financial assets	—	—	—	—	—	—	—	1,193	477	403	2,073
Financial assets at fair value through other comprehensive income	2,858	47	757	12	—	—	—	—	—	—	3,674
Investment property	—	—	—	—	—	—	—	—	—	9	9
Total assets	12,995	2,550	1,887	1,065	219	—	539	1,193	477	937	21,862
Trading portfolio liabilities	—	(374)	(6)	—	—	—	—	—	—	(15)	(395)
Financial liabilities designated at fair value	—	—	—	—	—	(1,842)	(1,379)	—	—	(20)	(3,241)
Derivative financial liabilities	—	—	—	—	—	—	—	(1,013)	(1,219)	(949)	(3,181)
Total liabilities	—	(374)	(6)	—	—	(1,842)	(1,379)	(1,013)	(1,219)	(984)	(6,817)
Note
1Other products include certificate of deposits, funds and fund-linked products, equity cash products, investment property, credit derivatives and foreign exchange derivatives.
The following table summarises the movements in the Level 3 balances during the year. Transfers have been reflected as if they had taken place at the beginning of the year.
Asset and liability transfers between Level 2 and Level 3 are primarily due to i) an increase or decrease in observable market activity related to an input or ii) a change in the significance of the unobservable input, with assets and liabilities classified as
Level 3 if an unobservable input is deemed significant.

Analysis of movements in Level 3 assets and liabilities
	As at 1 January 2025					Total gains and (losses) in the period recognised in the income statement		Total gains and (losses) in the period recognised in OCI	Transfers		As at 31 Dec 2025
		Purchases	Sales	Issues	Settlements	Trading income[2]	Other income		In	Out
Barclays Bank Group	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Trading portfolio assets	10,115	5,810	(4,157)	—	(1,554)	151	—	—	382	(400)	10,347
Financial assets at fair value through the income statement	5,991	2,705	(1,156)	—	(1,232)	14	(22)	—	59	(173)	6,186
Financial assets at fair value through other comprehensive income	3,674	895	(591)	—	(1,030)	4	(2)	—	118	—	3,068
Investment property	9	34	—	—	—	—	—	—	—	—	43
Trading portfolio liabilities	(395)	(55)	25	—	352	2	—	—	(28)	12	(87)
Financial liabilities designated at fair value	(3,241)	—	29	(503)	1,020	43	—	—	(2,954)	753	(4,853)
Net derivative financial instruments[1]	(1,108)	(447)	221	—	—	(44)	1	—	3	19	(1,355)
Total	15,045	8,942	(5,629)	(503)	(2,444)	170	(23)	—	(2,420)	211	13,349

Analysis of movements in Level 3 assets and liabilities
	As at 1 January 2024					Total gains and (losses) in the period recognised in the income statement		Total gains and (losses) in the period recognised in OCI	Transfers		As at 31 Dec 2024
		Purchases	Sales	Issues	Settlements	Trading income[2]	Other income		In	Out
Barclays Bank Group	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Trading portfolio assets	6,509	5,848	(1,817)	—	(865)	(9)	—	—	775	(326)	10,115
Financial assets at fair value through the income statement	5,368	2,540	(1,524)	—	(582)	—	56	—	206	(73)	5,991
Financial assets at fair value through other comprehensive income	776	3,116	(43)	—	—	3	22	—	—	(200)	3,674
Investment property	2	9	(2)	—	—	—	—	—	—	—	9
Trading portfolio liabilities	(368)	(26)	20	—	—	(7)	—	—	(15)	1	(395)
Financial liabilities designated at fair value	(1,212)	(409)	—	(1,147)	143	(74)	—	—	(892)	350	(3,241)
Net derivative financial instruments[1]	(1,113)	(571)	(7)	—	(15)	(66)	—	—	163	501	(1,108)
Total	9,962	10,507	(3,373)	(1,147)	(1,319)	(153)	78	—	237	253	15,045
Notes
1The derivative financial instruments are represented on a net basis. On a gross basis, derivative financial assets are £1,710m (2024: £2,073m) and derivative financial liabilities are £(3,065)m (2024: £(3,181)m).
2Trading income represents gains and losses on Level 3 financial instruments which in the majority are offset by losses and gains on financial instruments disclosed in Level 2.
The following table shows the fair value of financial assets and liabilities measured at amortised cost on Barclays Bank
Group’s and Barclays Bank PLC's balance sheet disaggregated by the fair value hierarchy and balance sheet classification.
The fair value is an estimate of the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. As a wide range of valuation techniques are available, it may not be appropriate to directly compare this fair value information to independent market sources or other financial institutions. Different valuation methodologies and assumptions can have a significant impact on fair values which are based on unobservable inputs.

Barclays Bank Group	2025					2024
	Carrying amount	Fair value	Level 1	Level 2	Level 3	Carrying amount	Fair value	Level 1	Level 2	Level 3
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Financial assets
Debt securities at amortised cost	55,153	54,165	31,675	19,043	3,447	50,227	49,400	18,307	29,509	1,584
Loans and advances at amortised cost	150,786	152,780	7,365	67,077	78,338	144,827	146,369	6,791	67,601	71,977
Reverse repurchase agreements and other similar secured lending	17,662	17,662	—	17,662	—	3,393	3,393	—	3,393	—
Assets included in disposal groups classified as held for sale	5,801	6,065	—	—	6,065	9,544	9,628	—	3,520	6,108
Financial liabilities
Deposits at amortised cost	(344,751)	(344,803)	(215,669)	(128,205)	(929)	(319,376)	(319,135)	(203,393)	(115,172)	(570)
Repurchase agreements and other similar secured borrowing	(18,651)	(18,651)	—	(18,651)	—	(29,397)	(29,397)	—	(29,397)	—
Debt securities in issue	(57,229)	(57,170)	—	(56,343)	(827)	(35,803)	(35,745)	—	(34,612)	(1,133)
Subordinated liabilities	(45,239)	(47,511)	—	(46,850)	(661)	(41,875)	(43,030)	—	(42,189)	(841)
Liabilities included in disposal groups classified as held for sale	—	—	—	—	—	(3,647)	(3,647)	—	(3,647)	—

Disclosure of unrealised gains and losses on Level 3 financial assets and liabilities	The following tables disclose the unrealised gains and losses recognised in the year arising on Level 3 assets and liabilities held at year end.

Unrealised gains and (losses) recognised during the period on Level 3 assets and liabilities held at year end
	2025				2024
	Income statement		Other compre- hensive income		Income statement		Other compre- hensive income
	Trading income[1]	Other income		Total	Trading income[1]	Other income		Total
Barclays Bank Group	£m	£m	£m	£m	£m	£m	£m	£m
Trading portfolio assets	36	—	—	36	(9)	—	—	(9)
Financial assets at fair value through the income statement	13	(23)	—	(10)	—	55	—	55
Financial assets at fair value through other comprehensive income	4	(1)	—	3	3	22	—	25
Investment property	—	—	—	—	—	—	—	—
Trading portfolio liabilities	1	—	—	1	(7)	—	—	(7)
Financial liabilities designated at fair value	43	—	—	43	(77)	—	—	(77)
Net derivative financial instruments	(44)	1	—	(43)	(58)	—	—	(58)
Total	53	(23)	—	30	(148)	77	—	(71)
Note
1Trading income represents gains and losses on Level 3 financial instruments which in the majority are offset by losses and gains on financial instruments disclosed in Level 2.

Disclosure of significant unobservable inputs, assets	The following table discloses the valuation techniques and significant unobservable inputs for material products recognised at fair value and classified as Level 3 along with the range of values used for those significant unobservable inputs:

	Valuation technique(s)[1]	Significant unobservable inputs	2025		2024
			Range		Range
			Min	Max	Min	Max	Units[2]
Derivative financial instruments[3]
Interest rate derivatives	Discounted cash flows	Inflation forwards	n/m4	n/m4	3	3%
		Credit spread	8	2,070	14	1,972	bps
		Yield	—	5	—	12%
	Option model	Interest rate volatility	29	152	19	175	bps vol
		FX - IR correlation	(36)	30	(36)	30%
		IR - IR correlation	35	98	33	98%
		IR - Inflation correlation	10	10	10	10%
		Inflation - Inflation correlation	5	5	5	5%
Equity derivatives	Option model	Equity volatility	1	88	1	133%
		Equity - equity correlation	15	100	40	100%
	Discounted cash flow	Discount margin	(190)	350	(215)	351	bps
Non-derivative financial instruments
Loans	Discounted cash flows	Loan spread	30	942	35	908	bps
		Credit spread	194	420	194	1,011	bps
		Discount margin	780	1,170	230	345	bps
		Yield	5	8	2	18%
	Comparable pricing	Comparable price	—	186	—	240	points
Private Equity investments	EBITDA multiple	EBITDA multiple	6	17	—	—	Multiple
Asset backed securities	Comparable pricing	Comparable price	—	530	—	125	points
	Discounted cash flows	Discount margin	n/m4	n/m4	(137)	(25)	bps
	Option Model	Equity volatility	n/m4	n/m4	15	32%
Corporate debt	Comparable pricing	Comparable price	—	239	—	2,322	points
Government and Government sponsored debt	Comparable pricing	Comparable price	—	231	—	123	points
Issued debt	Discounted cash flows	Credit spread	80	120	50	198	bps
	Option model	Equity volatility	1	95	1	111%
		Interest rate volatility	37	178	19	211	bps vol
Reverse repurchase and repurchase agreements	Discounted cash flows	Repo spread	100	148	14	186	bps
Notes
1A range has not been provided for Net Asset Value as there would be a wide range reflecting the diverse nature of the positions.
2The units used to disclose ranges for significant unobservable inputs are percentages, points and basis points. Points are a percentage of par; for example, 100 points equals 100% of par. A basis point equals 1/100th of 1%; for example, 150 basis points equals 1.5%.
3Certain derivative instruments are classified as Level 3 due to a significant unobservable credit spread input into the calculation of the Credit
Valuation Adjustment for the instruments.
4      Non-material Level 3 balances for these unobservable inputs.

Disclosure of significant unobservable inputs, liabilities	The following table discloses the valuation techniques and significant unobservable inputs for material products recognised at fair value and classified as Level 3 along with the range of values used for those significant unobservable inputs:

	Valuation technique(s)[1]	Significant unobservable inputs	2025		2024
			Range		Range
			Min	Max	Min	Max	Units[2]
Derivative financial instruments[3]
Interest rate derivatives	Discounted cash flows	Inflation forwards	n/m4	n/m4	3	3%
		Credit spread	8	2,070	14	1,972	bps
		Yield	—	5	—	12%
	Option model	Interest rate volatility	29	152	19	175	bps vol
		FX - IR correlation	(36)	30	(36)	30%
		IR - IR correlation	35	98	33	98%
		IR - Inflation correlation	10	10	10	10%
		Inflation - Inflation correlation	5	5	5	5%
Equity derivatives	Option model	Equity volatility	1	88	1	133%
		Equity - equity correlation	15	100	40	100%
	Discounted cash flow	Discount margin	(190)	350	(215)	351	bps
Non-derivative financial instruments
Loans	Discounted cash flows	Loan spread	30	942	35	908	bps
		Credit spread	194	420	194	1,011	bps
		Discount margin	780	1,170	230	345	bps
		Yield	5	8	2	18%
	Comparable pricing	Comparable price	—	186	—	240	points
Private Equity investments	EBITDA multiple	EBITDA multiple	6	17	—	—	Multiple
Asset backed securities	Comparable pricing	Comparable price	—	530	—	125	points
	Discounted cash flows	Discount margin	n/m4	n/m4	(137)	(25)	bps
	Option Model	Equity volatility	n/m4	n/m4	15	32%
Corporate debt	Comparable pricing	Comparable price	—	239	—	2,322	points
Government and Government sponsored debt	Comparable pricing	Comparable price	—	231	—	123	points
Issued debt	Discounted cash flows	Credit spread	80	120	50	198	bps
	Option model	Equity volatility	1	95	1	111%
		Interest rate volatility	37	178	19	211	bps vol
Reverse repurchase and repurchase agreements	Discounted cash flows	Repo spread	100	148	14	186	bps
Notes
1A range has not been provided for Net Asset Value as there would be a wide range reflecting the diverse nature of the positions.
2The units used to disclose ranges for significant unobservable inputs are percentages, points and basis points. Points are a percentage of par; for example, 100 points equals 100% of par. A basis point equals 1/100th of 1%; for example, 150 basis points equals 1.5%.
3Certain derivative instruments are classified as Level 3 due to a significant unobservable credit spread input into the calculation of the Credit
Valuation Adjustment for the instruments.
4      Non-material Level 3 balances for these unobservable inputs.

Disclosure of sensitivity analysis of valuations using unobservable inputs, assets	Sensitivity Analysis
Sensitivity analysis is performed on products with significant unobservable inputs (Level 3) to generate a range of reasonably possible alternative valuations. The sensitivity methodologies applied take account of the nature of the valuation techniques used, as well as the availability and reliability of observable proxy and historical data and the impact of using alternative models.
Sensitivities are calculated on a monthly basis. The calculation is based on range or spread data of a reliable reference source or a scenario based on relevant market analysis alongside the impact of using alternative models. Sensitivities are calculated without reflecting the impact of any diversification in the portfolio.

Sensitivity analysis of valuations using unobservable inputs (relates to Level 3 portfolios)
	2025				2024
	Favourable changes		Unfavourable changes		Favourable changes		Unfavourable changes

	Income statement	Equity	Income statement	Equity	Income statement	Equity	Income statement	Equity
Barclays Bank Group	£m	£m	£m	£m	£m	£m	£m	£m
Loans	201	21	(297)	(37)	577	43	(742)	(43)
Corporate debt	88	—	(68)	—	87	—	(56)	—
Asset backed securities	51	6	(43)	(6)	57	4	(40)	(4)
Government and Government sponsored debt	45	—	(41)	—	47	—	(56)	—
Private equity investments	37	—	(37)	—	28	—	(28)	—
Interest rate derivatives	109	—	(134)	—	98	—	(212)	—
Equity derivatives	336	—	(336)	—	199	—	(269)	—
Other products[1]	105	312	(104)	(89)	91	—	(104)	—
Total	972	339	(1,060)	(132)	1,184	47	(1,507)	(47)
Note
1Other products include issued debt, reverse repurchase and repurchase agreements, certificate of deposits, funds and fund-linked products, equity cash products, credit derivatives and foreign exchange derivatives.

Disclosure of sensitivity analysis of valuations using unobservable inputs, liabilities	Sensitivity Analysis
Sensitivity analysis is performed on products with significant unobservable inputs (Level 3) to generate a range of reasonably possible alternative valuations. The sensitivity methodologies applied take account of the nature of the valuation techniques used, as well as the availability and reliability of observable proxy and historical data and the impact of using alternative models.
Sensitivities are calculated on a monthly basis. The calculation is based on range or spread data of a reliable reference source or a scenario based on relevant market analysis alongside the impact of using alternative models. Sensitivities are calculated without reflecting the impact of any diversification in the portfolio.

Sensitivity analysis of valuations using unobservable inputs (relates to Level 3 portfolios)
	2025				2024
	Favourable changes		Unfavourable changes		Favourable changes		Unfavourable changes

	Income statement	Equity	Income statement	Equity	Income statement	Equity	Income statement	Equity
Barclays Bank Group	£m	£m	£m	£m	£m	£m	£m	£m
Loans	201	21	(297)	(37)	577	43	(742)	(43)
Corporate debt	88	—	(68)	—	87	—	(56)	—
Asset backed securities	51	6	(43)	(6)	57	4	(40)	(4)
Government and Government sponsored debt	45	—	(41)	—	47	—	(56)	—
Private equity investments	37	—	(37)	—	28	—	(28)	—
Interest rate derivatives	109	—	(134)	—	98	—	(212)	—
Equity derivatives	336	—	(336)	—	199	—	(269)	—
Other products[1]	105	312	(104)	(89)	91	—	(104)	—
Total	972	339	(1,060)	(132)	1,184	47	(1,507)	(47)
Note
1Other products include issued debt, reverse repurchase and repurchase agreements, certificate of deposits, funds and fund-linked products, equity cash products, credit derivatives and foreign exchange derivatives.

Disclosure of fair value adjustments	Key balance sheet valuation adjustments are quantified below:

	2025	2024
Barclays Bank Group	£m	£m
Exit price adjustments derived from market bid-offer spreads	(618)	(529)
Uncollateralised derivative funding	62	19
Derivative credit valuation adjustments	(155)	(184)
Derivative debit valuation adjustments	119	108